FEDERAL AND STATE INCOME TAXES (Details) - USD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
State income tax:
Current, net of refund	$ 1,670	$ 12,391
Federal income tax:
Deferred	(47,327)	23,141
Current	448,220	230,848
Total	$ 402,563	$ 266,380